INCOME TAXES - Disclosure of detailed information about effective tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase in taxes resulting from:
Income tax recovery at statutory rate	$ (95)	$ (1,806)
Statutory tax rate	26.50%	26.50%
Non-deductible items	$ 166	$ 196
Other differences	(87)	150
Total income tax recovery	$ (16)	$ (1,460)